EQUITY - Additional Information (Details) - USD ($)						1 Months Ended			3 Months Ended			12 Months Ended
	Feb. 17, 2026	Feb. 12, 2026	Feb. 06, 2026	Sep. 16, 2025	Jan. 30, 2025	Feb. 28, 2026	Jun. 30, 2025	Jan. 31, 2025	Mar. 31, 2026		Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Feb. 27, 2026	Feb. 13, 2026	Sep. 30, 2025	Jul. 22, 2025
Class of Stock [Line Items]
Common stock, par value (in dollars per share)									$ 0.0001			$ 0.0001	$ 0.0001					$ 0.0001
Proceeds from the issuance of warrants													$ 2,180,522
Preferred stock, shares authorized									50,000,000			50,000,000						50,000,000
Preferred stock, par value (in dollars per share)									$ 0.0001			$ 0.0001
Preferred stock, shares issued									1,343,967			2,188,905
Preferred stock, shares outstanding									1,343,967			2,188,905
Conversion rate of preferred stock into common stock					$ 1,996			$ 1,996
Preferred stock short-term liability fair value								$ 13,491,000
Redemption per share remeasured								$ 10
Preferred stock mandatorily redeemable amount								$ 23,889,050
Adjustment to net loss available to common shareholders								$ 10,398,050
Interest expense recognized on remeasurement of preferred stock liability									$ 0		$ 10,398,050	$ 10,398,050	$ 0
Subsequent Event [Member]
Class of Stock [Line Items]
Price per share																$ 4.99
Preferred stock, shares authorized																50,000,000
Common Stock
Class of Stock [Line Items]
Shares issued									11,019,981	[1]			8,017	[2]
Price per share															$ 0.1
Placement Agency Agreement
Class of Stock [Line Items]
Gross proceeds from equity public offering		$ 10,000,000		$ 10,000,000
Percentage of cash fees on equity offering		7.50%		7.50%
Additional percentage of cash fees on equity offering		6.00%		6.00%
Maximum amount reimbursement for reasonable accountable and out of pocket expenses		$ 60,000		$ 100,000
Placement Agency Agreement | Subsequent Event [Member]
Class of Stock [Line Items]
Gross proceeds from equity public offering		$ 10,000,000
Percentage of cash fees on equity offering		7.50%
Additional percentage of cash fees on equity offering		6.00%
Maximum amount reimbursement for reasonable accountable and out of pocket expenses		$ 60,000
Conversion Rights [Member]
Class of Stock [Line Items]
Price per share					$ 2,295
Minimum VWAP percentage					115.00%
Conversion Rights [Member] | Certificate of Designations [Member]
Class of Stock [Line Items]
Conversion rate of preferred stock into common stock					$ 998
Mandatory Conversion [Member]
Class of Stock [Line Items]
Threshold percentage of conversion price for mandatory conversion									200.00%			200.00%
Conversion price trading day									20 days			20 days
Conversion price trading days period									30 days			30 days
Brick Lane Convertible Notes
Class of Stock [Line Items]
Preferred stock conversion shares							100,000
Bomore Convertible Notes
Class of Stock [Line Items]
Preferred stock conversion shares							100,000
Indigo [Member]
Class of Stock [Line Items]
Preferred stock conversion shares			844,938
Indigo [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock conversion shares						844,938
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized									50,000,000			50,000,000
Preferred stock, par value (in dollars per share)									$ 0.0001			$ 0.0001
Preferred stock, shares issued									1,343,967			2,188,905	2,388,905
Preferred stock, shares outstanding									1,343,967			2,188,905	2,388,905
Conversion rate of preferred stock into common stock									$ 0.05			$ 0.05
Series A Preferred Stock | Conversion Rights [Member] | Certificate of Designations [Member]
Class of Stock [Line Items]
Conversion rate of preferred stock into common stock									5			5
Common Stock and 2025 Offering Common Stock Warrant
Class of Stock [Line Items]
Price per share				$ 0.7126
2025 Offering Pre-Funded Warrant and 2025 Offering Common Stock Warrant
Class of Stock [Line Items]
Price per share				$ 0.7121
Offering Common Stock Warrants
Class of Stock [Line Items]
Net proceeds from equity public offering				$ 10,744,346
2025 Offering Common Stock Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase company common stock				25,260,605
Warrant exercise price				$ 0.8553					0.8553			$ 0.8553
Net proceeds from equity public offering				$ 10,744,346
Percentage of sales on common stock				4.99%
Offering Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase company common stock				10,352,721								10,352,721					10,352,721
Warrant exercise price				$ 0.0005
Offering Pre-Funded Warrants [Member] | Indigo [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock conversion shares						11,176,650
2025 Offering Pre-Funded Warrants
Class of Stock [Line Items]
Warrants to purchase company common stock				10,352,721
Warrant exercise price				$ 0.0005
Percentage of sales on common stock				9.99%
2025 Offering Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase company common stock				673,617
Warrant exercise price				$ 0.8907					0.8907			$ 0.8907
Percentage of common stock and common stock warrant offering price per share				125.00%
Warrants and rights outstanding term				5 years
Offering Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase company common stock				673,617
Warrant exercise price				$ 0.8907
Proceeds from the issuance of warrants				$ 417,815
February 2026 Offering [Member]
Class of Stock [Line Items]
Shares issued	11,699,226
Gross proceeds from equity public offering	$ 11,994,929
Payments for offering costs	1,097,140
Proceeds from the issuance of warrants	$ 10,897,789
Percentage of offering common warrant exercisable	150.00%
Minimum percentage holding of securities acquired		75.00%
February 2026 Offering [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares issued	11,699,227
Proceeds from the issuance of warrants	$ 11,000,000
Percentage of offering common warrant exercisable	150.00%
Minimum percentage holding of securities acquired		75.00%
February 2026 Pre-Funded Warrant Shares [Member]
Class of Stock [Line Items]
Warrants to purchase company common stock	10,162,680
Price per share	$ 0.5484
Percentage of sales on common stock		9.99%
February 2026 Pre-Funded Warrant Shares [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrants to purchase company common stock	10,162,680
Warrant exercise price	$ 0.0005
Price per share	$ 0.5484
Percentage of sales on common stock		9.99%
February 2026 Offering Common Warrant Shares [Member]
Class of Stock [Line Items]
Warrants to purchase company common stock	32,792,859
Price per share	$ 0.5489
Percentage of sales on common stock		4.99%
February 2026 Offering Common Warrant Shares [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrants to purchase company common stock	32,792,859
Price per share	$ 0.5489
Percentage of sales on common stock		4.99%
Warrants and rights outstanding term	5 years
February 2026 Offering Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase company common stock	437,239	437,239
Warrant exercise price	$ 0.6861								$ 0.6861
Proceeds from the issuance of warrants	$ 185,018
Warrants and rights outstanding term	5 years
February 2026 Offering Placement Agent Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrants to purchase company common stock		437,239
Warrant exercise price		$ 0.6861
Percentage of common stock and common stock warrant offering price per share		125.00%
Warrants and rights outstanding term		5 years
2025 Offering [Member]
Class of Stock [Line Items]
Shares issued				6,487,683
Common stock, par value (in dollars per share)				$ 0.0001
Number of shares for each share of Common Stock or Offering Pre-Funded Warrant and Common Stock Warrant				1.5
Gross proceeds from equity public offering				$ 11,994,834
Payments for offering costs				1,668,303
Proceeds from the issuance of warrants				417,815
Net proceeds from equity public offering				$ 10,744,346
Minimum percentage holding of company's outstanding shares of common stock				10.00%

[1]	Amounts for 2025 have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.
[2]	Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.